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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen High Yield Bond Fund, Evergreen Diversified Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund, for the quarter ended July 31, 2006. These five series have an April 30 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 84.3%
CONSUMER DISCRETIONARY 27.5%
Auto Components 3.5%
Accuride Corp., 8.50%, 02/01/2015	$4,750,000	$4,441,250
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 þ	10,000,000	8,300,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	543,000	528,067
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 þ	4,000,000	3,870,000
Lear Corp., Ser. B, 8.11%, 05/15/2009 þ	4,000,000	3,910,000
Visteon Corp., 8.25%, 08/01/2010 þ	6,000,000	5,550,000

		26,599,317

Automobiles 0.8%
Ford Motor Co., 5.80%, 01/12/2009 þ	1,225,000	1,139,504
General Motors Corp., 8.375%, 07/15/2033 þ	6,000,000	4,950,000

		6,089,504

Diversified Consumer Services 1.4%
Education Management Corp., 8.75%, 06/01/2014 144A	2,100,000	2,115,750
Service Corporation International, 8.00%, 06/15/2017 144A	9,000,000	8,448,750

		10,564,500

Hotels, Restaurants & Leisure 5.1%
Festival Fun Park, LLC, 10.875%, 04/15/2014 144A	3,750,000	3,740,625
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 þ	11,000,000	11,563,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,500,000	5,280,000
Las Vegas Sands Corp., 6.375%, 02/15/2015 þ	8,070,000	7,505,100
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,225,000
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	3,800,000	3,990,000

		38,304,475

Household Durables 1.0%
Jarden Corp., 9.75%, 05/01/2012 þ	3,570,000	3,730,650
Libbey, Inc., 12.44%, 06/01/2011 144A	4,000,000	3,940,000

		7,670,650

Media 10.3%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	4,500,000	4,522,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	10,265,000	10,213,675
CCH I, LLC, 11.00%, 10/01/2015	4,700,000	4,241,750
Cinemark USA, Inc., 9.00%, 02/01/2013	3,590,000	3,778,475
CSC Holdings, Inc., 7.625%, 04/01/2011 þ	2,650,000	2,679,813
Dex Media East, LLC, 9.875%, 11/15/2009	6,000,000	6,367,500
Dow Jones & Co., Inc., 8.625%, 06/29/2011 144A	6,665,000	6,577,522
Houghton Mifflin Co.:
8.25%, 02/01/2011	5,000,000	5,075,000
FRN, 12.03%, 05/15/2011 144A	5,000,000	4,950,000
Lamar Media Corp., 6.625%, 08/15/2015	8,675,000	8,100,281
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	11,250,000	11,446,875
Paxson Communications Corp., FRN, 11.76%, 01/15/2013 144A	5,500,000	5,596,250
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 þ	4,000,000	3,760,000

		77,309,641

Multi-line Retail 1.1%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	7,500,000	7,940,625

Specialty Retail 2.4%
Linens 'n Things, Inc., FRN, 11.13%, 01/15/2014 144A þ	2,000,000	1,865,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	6,500,000	6,686,875
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,080,962
United Auto Group, Inc., 9.625%, 03/15/2012	3,650,000	3,823,375

		18,456,212

1

EVERGREEN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.9%
Levi Strauss & Co., 9.75%, 01/15/2015 þ	$3,650,000	$3,759,500
Oxford Industries, Inc., 8.875%, 06/01/2011 þ	4,000,000	4,040,000
Unifi, Inc., 11.50%, 05/15/2014 144A	3,500,000	3,403,750
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,078,750

		14,282,000

ENERGY 13.3%
Energy Equipment & Services 2.9%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	4,154,000	3,987,840
GulfMark Offshore, Inc., 7.75%, 07/15/2014 þ	3,025,000	2,956,938
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	5,575,000	5,226,562
Parker Drilling Co., 9.625%, 10/01/2013 þ	2,830,000	3,084,700
PHI, Inc., 7.125%, 04/15/2013 144A	7,000,000	6,597,500

		21,853,540

Oil, Gas & Consumable Fuels 10.4%
ANR Pipeline Co., 8.875%, 03/15/2010	1,650,000	1,751,891
Chesapeake Energy Corp., 6.875%, 01/15/2016	9,145,000	8,870,650
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	5,450,000	5,095,750
El Paso Corp., 7.875%, 06/15/2012 þ	10,000,000	10,275,000
El Paso Production Holding Co., 7.75%, 06/01/2013	7,755,000	7,919,794
Encore Acquisition Co., 6.25%, 04/15/2014	9,250,000	8,625,625
Exco Resources, Inc., 7.25%, 01/15/2011	8,650,000	8,477,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,576,000
Peabody Energy Corp.:
5.875%, 04/15/2016 þ	4,275,000	3,879,562
6.875%, 03/15/2013	2,380,000	2,326,450
Plains Exploration & Production Co.:
7.125%, 06/15/2014 þ	1,445,000	1,437,775
8.75%, 07/01/2012	2,730,000	2,869,913
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,500,000	4,432,500
Williams Cos., 8.125%, 03/15/2012	7,250,000	7,630,625

		78,168,535

FINANCIALS 8.5%
Consumer Finance 4.9%
CCH II Capital Corp., 10.25%, 09/15/2010	8,250,000	8,373,750
Ford Motor Credit Co., 5.70%, 01/15/2010 þ	3,350,000	3,003,787
General Motors Acceptance Corp., 6.875%, 08/28/2012	11,275,000	10,894,311
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	10,500,000	9,371,250
Terra Capital, Inc., 11.50%, 06/01/2010	4,750,000	5,153,750

		36,796,848

Real Estate Investment Trusts 3.6%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	4,000,000	4,150,000
Ser. J, 7.125%, 11/01/2013	4,000,000	4,025,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,450,000	4,305,375
7.00%, 01/15/2016	3,850,000	3,686,375
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	6,325,000	6,198,500
Ventas Realty, Ltd., 6.50%, 06/01/2016 þ	4,800,000	4,620,000

		26,985,250

2

EVERGREEN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.3%
Health Care Providers & Services 1.3%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	$5,000,000	$5,243,750
HCA, Inc., 6.375%, 01/15/2015 þ	5,955,000	4,793,775

		10,037,525

INDUSTRIALS 6.4%
Aerospace & Defense 0.7%
DRS Technologies, Inc., 7.625%, 02/01/2018	5,000,000	5,012,500

Commercial Services & Supplies 0.2%
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,175,000	1,282,441

Machinery 2.9%
Case New Holland, Inc., 9.25%, 08/01/2011	3,650,000	3,864,437
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 þ	5,120,000	4,883,200
ITT Corp., 7.375%, 11/15/2015 þ	6,000,000	6,195,000
RBS Global, Inc.:
9.50%, 08/01/2014 144A	4,750,000	4,773,750
11.75%, 08/01/2016 144A þ	1,900,000	1,952,250

		21,668,637

Marine 0.9%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	8,303,000	7,244,368

Road & Rail 1.2%
Avis Rent-A-Car, Inc., 7.75%, 05/15/2016 144A þ	9,500,000	9,286,250

Trading Companies & Distributors 0.5%
United Rentals, Inc., 7.00%, 02/15/2014 þ	4,500,000	4,140,000

INFORMATION TECHNOLOGY 2.7%
IT Services 1.4%
iPayment, Inc., 9.75%, 05/15/2014 144A	2,850,000	2,864,250
SunGard Data Systems, Inc., 9.125%, 08/15/2013	7,400,000	7,594,250

		10,458,500

Semiconductors & Semiconductor Equipment 0.2%
Spansion, LLC, 11.25%, 01/15/2016 144A þ	1,850,000	1,900,875

Software 1.1%
Activant Solutions, Inc., 9.50%, 05/01/2016 144A	3,800,000	3,610,000
UGS Capital Corp. II, 10.38%, 06/01/2011 144A	4,750,000	4,726,250

		8,336,250

MATERIALS 10.4%
Chemicals 4.0%
Huntsman International, LLC:
8.125%, 01/01/2015 144A	4,000,000	3,735,000
11.50%, 07/15/2012	6,105,000	6,837,600
Lyondell Chemical Co., 10.50%, 06/01/2013 þ	11,600,000	12,789,000
Tronox, Inc., 9.50%, 12/01/2012	6,150,000	6,380,625

		29,742,225

Containers & Packaging 2.4%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	8,000,000	7,930,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 þ	6,500,000	6,126,250
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	4,500,000	4,303,125

		18,359,375

Metals & Mining 2.4%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 þ	7,050,000	6,909,000
United States Steel Corp., 10.75%, 08/01/2008 þ	10,526,000	11,420,710

		18,329,710

3

EVERGREEN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.6%
Bowater, Inc., 6.50%, 06/15/2013 þ	$5,250,000	$4,620,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A #	2,250,000	2,261,250
11.375%, 08/01/2016 144A #	5,250,000	5,250,000

		12,131,250

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 2.5%
Consolidated Communications, Inc., 9.75%, 04/01/2012	4,579,000	4,785,055
Level 3 Communications, Inc., 6.375%, 10/15/2015	8,625,000	8,323,125
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,642,000

		18,750,180

Wireless Telecommunication Services 3.0%
Centennial Communications Corp.:
8.125%, 02/01/2014 þ	4,750,000	4,643,125
10.00%, 01/01/2013 þ	4,800,000	4,812,000
Dobson Communications Corp., 8.875%, 10/01/2013 þ	3,850,000	3,830,750
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,121,013
Rural Cellular Corp.:
8.25%, 03/15/2012	1,170,000	1,213,875
9.75%, 01/15/2010 þ	3,750,000	3,778,125

		22,398,888

UTILITIES 8.7%
Electric Utilities 1.3%
Reliant Energy, Inc., 6.75%, 12/15/2014	10,250,000	9,635,000

Gas Utilities 1.0%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,509,471
7.75%, 05/15/2013	4,500,000	4,512,568

		8,022,039

Independent Power Producers & Energy Traders 6.4%
AES Corp., 7.75%, 03/01/2014 þ	8,460,000	8,586,900
Dynegy, Inc., 8.375%, 05/01/2016 144A þ	12,250,000	12,096,875
Mirant North America, LLC, 7.375%, 12/31/2013 144A	6,575,000	6,353,094
NRG Energy, Inc., 7.375%, 02/01/2016	13,675,000	13,401,500
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,852,250
Tenaska, Inc., 7.00%, 06/30/2021 144A	2,101,056	2,078,726

		48,369,345

Total Corporate Bonds (cost $644,958,417)		636,126,455

YANKEE OBLIGATIONS-CORPORATE 6.5%
CONSUMER DISCRETIONARY 1.6%
Media 1.6%
IMAX Corp., 9.625%, 12/01/2010 þ	8,000,000	8,400,000
National Cable plc, 9.125%, 08/15/2016	3,800,000	3,866,500

		12,266,500

FINANCIALS 0.6%
Diversified Financial Services 0.6%
Ship Finance International, Ltd., 8.50%, 12/15/2013	4,915,000	4,644,675

4

EVERGREEN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS 1.9%
Chemicals 0.6%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	$5,000,000	$4,712,500

Metals & Mining 0.8%
Novelis, Inc., 8.00%, 02/15/2015 144A	5,940,000	5,776,650

Paper & Forest Products 0.5%
Abitibi-Consolidated Company of Canada, 8.375%, 04/01/2015 þ	4,250,000	3,904,687

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.7%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	4,750,000	4,916,250

Wireless Telecommunication Services 1.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	3,500,000	3,596,250
11.25%, 06/15/2016 144A	2,600,000	2,639,000
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,692,350
9.625%, 05/01/2011	3,475,000	3,857,250

		12,784,850

Total Yankee Obligations-Corporate (cost $48,511,524)		49,006,112

	Shares	Value

COMMON STOCKS 1.2%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
Charter Communications, Inc., Class A * þ	425,000	561,000
Comcast Corp., Class A * þ	35,000	1,203,300
IMAX Corp. * þ	187,881	2,029,115

		3,793,415

MATERIALS 0.4%
Chemicals 0.2%
Huntsman Corp. * +	88,065	1,404,637

Containers & Packaging 0.2%
Smurfit-Stone Container Corp. *	185,000	1,872,200

UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
Mirant Corp. *	80,000	2,125,600

Total Common Stocks (cost $8,053,877)		9,195,852

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 *  +	1,500	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 * 144A þ +	4,000	0

Total Warrants (cost $558,090)		0

5

EVERGREEN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

DEBT OBLIGATIONS 2.5%
Blue Grass Energy Corp. Loan, 10.35%, 12/30/2013 #	$7,000,000	$7,052,360
Commonwealth Brands, Inc. Loan, 7.75%, 12/01/2035	4,528,333	4,550,477
Georgia-Pacific Corp. Loan, 8.30%, 12/23/2013	5,000,000	5,034,450
HealthSouth Corp. Loan, 10.75%, 01/16/2011	2,000,000	1,998,940

Total Debt Obligations (cost $18,528,333)		18,636,227

	Shares	Value

SHORT-TERM INVESTMENTS 26.0%
MUTUAL FUND SHARES 26.0%
Evergreen Institutional Money Market Fund ø ##	46,529,829	46,529,829
Navigator Prime Portfolio þþ	149,294,805	149,294,805

Total Short-Term Investments (cost $195,824,634)		195,824,634

Total Investments (cost $916,434,875) 120.5%		908,789,280
Other Assets and Liabilities (20.5%)		(154,323,963)

Net Assets 100.0%		$754,465,317

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
#	When-issued or delayed delivery security
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $916,446,992. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,377,261 and $18,034,973, respectively, with a net unrealized depreciation of $7,657,712.

6

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
FIXED-RATE 1.6%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $4,860,250)	$4,855,395	$4,809,511

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FIXED-RATE 0.2%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	25,012	25,918
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	396,292	410,152
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	273,023	281,907

Total Agency Mortgage-Backed Collateralized Mortgage Obligations ( cost $747,917)		717,977

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED-RATE 0.5%
FHLMC:
6.00%, 01/01/2032	8,170	8,163
6.50%, 09/25/2043	160,112	162,065
7.50%, 09/01/2013 – 08/25/2042	255,536	263,140
9.00%, 12/01/2016	169,519	180,478
9.50%, 12/01/2022	28,269	30,590
FNMA:
9.00%, 02/01/2025 – 09/01/2030	258,550	279,525
10.00%, 09/01/2010 – 04/01/2021	144,727	157,843
GNMA:
8.00%, 03/15/2022 – 08/15/2024	90,441	95,839
8.25%, 05/15/2020	79,694	84,986
8.50%, 09/15/2024 – 01/15/2027	85,966	92,877
9.00%, 12/15/2019	62,789	67,596
9.50%, 09/15/2019	26,486	28,979
10.00%, 01/15/2019 – 03/15/2020	52,301	57,791

Total Agency Mortgage-Backed Pass Through Securities (cost $1,487,046)		1,509,872

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	415,355	431,230
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	140,030	145,780

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $595,864)		577,010

ASSET-BACKED SECURITIES 2.7%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	98,874	98,522
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	379,533	379,459
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.84%, 07/07/2040 144A	3,324,520	3,337,751
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	768,877	769,661
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,594,037
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.65%, 01/25/2035 144A	1,000,000	1,018,310

Total Asset-Backed Securities (cost $8,328,689)		8,197,740

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
FIXED-RATE 4.5%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,247,786
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C, 6.63%,
03/15/2033	5,000,000	5,213,260
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.98%, 09/15/2034	4,000,000	4,232,150
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	1,049,106

Total Commercial Mortgage-Backed Securities (cost $14,336,266)		13,742,302

1

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 73.5%
CONSUMER DISCRETIONARY 9.2%
Automobiles 0.3%
DaimlerChrysler AG, 7.45%, 03/01/2027	$939,000	$974,712

Diversified Consumer Services 0.2%
Service Corporation International:
7.70%, 04/15/2009	250,000	255,938
8.00%, 06/15/2017 144A	300,000	281,625

		537,563

Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	523,142
Festival Fun Park, LLC, 10.875%, 04/15/2014 144A	150,000	149,625
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	288,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	300,000	279,000
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,268,296
MGM MIRAGE, Inc., 5.875%, 02/27/2014	300,000	274,125
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	196,000
Town Sports International, Inc., 9.625%, 04/15/2011	160,000	166,400

		6,144,588

Household Durables 0.3%
Centex Corp., 7.875%, 02/01/2011	500,000	533,119
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	300,000	269,250

		802,369

Media 3.5%
Comcast Corp., 5.90%, 03/15/2016	2,000,000	1,952,060
Cox Communications, Inc., 7.875%, 08/15/2009	2,000,000	2,112,768
CSC Holdings, Inc., 7.625%, 04/01/2011	300,000	303,375
Emmis Communications Corp., 6.875%, 05/15/2012	300,000	295,875
Lamar Media Corp., 6.625%, 08/15/2015	500,000	466,875
LIN TV Corp., 6.50%, 05/15/2013	250,000	229,062
Mediacom Communications Corp., 9.50%, 01/15/2013	300,000	305,250
MediaNews Group, Inc., 6.375%, 04/01/2014	300,000	262,875
News America Holdings, Inc., 7.70%, 10/30/2025	2,000,000	2,165,894
R.H. Donnelley Corp., 10.875%, 12/15/2012	300,000	331,125
Shaw Communications, Inc., 7.20%, 12/15/2011	30,000	30,450
Time Warner, Inc., 9.125%, 01/15/2013	2,000,000	2,290,576

		10,746,185

Multi-line Retail 0.2%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	300,000	309,608
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	200,000	211,750

		521,358

Specialty Retail 2.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	300,000	309,750
Home Depot, Inc., 5.40%, 03/01/2016	7,000,000	6,818,728
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	308,625
United Auto Group, Inc., 9.625%, 03/15/2012	300,000	314,250

		7,751,353

Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., 9.75%, 01/15/2015	165,000	169,950
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	252,500
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	282,219

		704,669

2

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 3.8%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	$500,000	$544,486
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	521,250

		1,065,736

Food & Staples Retailing 1.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	500,000	501,250
Ingles Markets, Inc., 8.875%, 12/01/2011	300,000	315,000
Rite Aid Corp., 8.125%, 05/01/2010	300,000	306,375
Safeway, Inc., 7.25%, 02/01/2031	1,500,000	1,555,296
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	352,385

		3,030,306

Food Products 1.0%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	300,000	302,250
Corn Products International, Inc., 8.45%, 08/15/2009	2,000,000	2,144,562
Dean Foods Co., 6.625%, 05/15/2009	500,000	500,000
Del Monte Foods Co., 6.75%, 02/15/2015	300,000	281,250

		3,228,062

Household Products 1.5%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	300,000	281,625
Procter & Gamble Co., 6.875%, 09/15/2009	4,000,000	4,174,680

		4,456,305

ENERGY 5.6%
Energy Equipment & Services 1.0%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	421,875
Kinder Morgan Energy Partners, LP, 5.125%, 11/15/2014	2,500,000	2,328,460
Offshore Logistics, Inc., 6.125%, 06/15/2013	300,000	279,750

		3,030,085

Oil, Gas & Consumable Fuels 4.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	300,000	291,000
El Paso Production Holding Co., 7.75%, 06/01/2013	300,000	306,375
Exco Resources, Inc., 7.25%, 01/15/2011	300,000	294,000
Ferrellgas Partners, LP, 6.75%, 05/01/2014	160,000	152,800
Forest Oil Corp., 7.75%, 05/01/2014	175,000	177,188
New Grade Energy, Inc., 10.05%, 08/31/2007 +	2,138,196	2,190,218
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,756,457
Peabody Energy Corp., 6.875%, 03/15/2013	300,000	293,250
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,686,205
Plains All American Pipeline, LP, 7.75%, 10/15/2012	4,000,000	4,340,420
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	420,500
Sunoco, Inc., 9.00%, 11/01/2024	500,000	644,769
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	98,500
Tesoro Corp., 6.625%, 11/01/2015 144A	300,000	288,750
Williams Cos., 7.125%, 09/01/2011	300,000	303,750

		14,244,182

FINANCIALS 33.6%
Capital Markets 4.8%
Allied Capital Corp., 6.15%, 10/13/2010 + 	4,000,000	3,906,400
American Capital Strategies, Ltd., 5.92%, 09/01/2009 + 	3,500,000	3,376,450
Goldman Sachs Group, Inc., 5.35%, 01/15/2016	4,000,000	3,834,868
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,666,176

		14,783,894

3

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 5.6%
BankAmerica Capital II, 8.00%, 12/15/2026	$1,000,000	$1,046,457
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	282,414
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	3,988,302
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,265,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,514,966
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	464,548
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	525,088
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	930,721
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,081,117

		17,098,613

Consumer Finance 8.3%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	507,709
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	1,998,740
7.375%, 10/28/2009	2,000,000	1,887,868
General Electric Capital Corp., 5.00%, 01/08/2016	3,000,000	2,853,807
General Motors Acceptance Corp., 6.875%, 09/15/2011	300,000	290,795
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,090,272
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,662,057
International Lease Finance Corp., 5.00%, 04/15/2010	3,000,000	2,934,027
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,833,059
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,095,680
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	300,000	267,750
Sprint Capital Corp., 8.75%, 03/15/2032	2,500,000	3,053,790

		25,475,554

Diversified Financial Services 4.9%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	239,375
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,046,726
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	2,165,000	2,352,065
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	500,000	537,937
Pemex Project Funding Master Trust:
8.625%, 02/01/2022	2,000,000	2,337,512
9.25%, 03/30/2018	600,000	722,100
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	3,000,000	3,610,833
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,229,124

		15,075,672

Insurance 4.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	307,500
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	523,272
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,325,710
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,026,364
RLI Corp., 5.95%, 01/15/2014	3,500,000	3,373,871
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	2,000,000	1,920,854

		13,477,571

Real Estate Investment Trusts 3.8%
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,259,508
Colonial Realty, Ltd., 6.25%, 06/15/2014	500,000	500,105
FelCor Lodging Trust, Inc., 7.625%, 10/01/2007	300,000	303,750
Health Care Property Investors, Inc., 6.00%, 03/01/2015	4,000,000	3,934,564
HRPT Properties Trust, 6.40%, 02/15/2015	500,000	507,212
iStar Financial, Inc., 5.70%, 03/01/2014	2,500,000	2,440,260
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	605,000	592,900
Ventas, Inc., 7.125%, 06/01/2015	250,000	251,875

		11,790,174

4

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	$130,000	$139,100

Thrifts & Mortgage Finance 1.7%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	535,000
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,809,488
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	898,288

		5,242,776

HEALTH CARE 4.6%
Health Care Providers & Services 2.4%
CIGNA Corp., 8.30%, 01/15/2033	500,000	575,950
Extendicare Health Services, Inc., 6.875%, 05/01/2014	500,000	522,500
HCA, Inc., 6.375%, 01/15/2015	210,000	169,050
Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	2,500,000	2,422,062
Omnicare, Inc., 6.125%, 06/01/2013	125,000	117,813
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	432,000
Universal Health Services, Inc., 7.125%, 06/30/2016	3,000,000	3,076,803

		7,316,178

Pharmaceuticals 2.2%
Abbott Laboratories, 5.60%, 05/15/2011	5,000,000	5,021,320
Teva Pharmaceutical, LLC, 5.55%, 02/01/2016	2,000,000	1,886,660

		6,907,980

INDUSTRIALS 3.0%
Aerospace & Defense 0.2%
Aviall, Inc., 7.625%, 07/01/2011	155,000	162,363
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	540,864

		703,227

Air Freight & Logistics 0.8%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,137,662
PHI, Inc., 7.125%, 04/15/2013 144A	350,000	329,875

		2,467,537

Airlines 0.6%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	763,226	805,490
Northwest Airlines Corp., 6.84%, 10/01/2012 	850,000	846,281

		1,651,771

Commercial Services & Supplies 0.6%
Adesa, Inc., 7.625%, 06/15/2012	200,000	197,500
Allied Waste North America, Inc., 6.375%, 04/15/2011	300,000	290,250
Corrections Corporation of America, 6.25%, 03/15/2013	300,000	285,000
Geo Group, Inc., 8.25%, 07/15/2013	450,000	450,000
Mobile Mini, Inc., 9.50%, 07/01/2013	162,000	174,150
NationsRent Companies, Inc., 9.50%, 10/15/2010	500,000	545,719

		1,942,619

Machinery 0.4%
Case New Holland, Inc., 9.25%, 08/01/2011	300,000	317,625
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	193,500
Terex Corp., 7.375%, 01/15/2014	100,000	99,750
Toro Co., 7.80%, 06/15/2027	500,000	550,201

		1,161,076

Road & Rail 0.3%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	300,000	295,500
Union Pacific Corp., 6.625%, 02/01/2029	500,000	527,795

		823,295

5

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.1%
United Rentals, Inc., 6.50%, 02/15/2012	$300,000	$285,000

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.2%
Capmark, Ltd., Ser. 2006, 5.76%, 08/20/2036 144A	500,000	500,000

IT Services 0.2%
Iron Mountain, Inc., 8.625%, 04/01/2013	200,000	205,000
Sungard Data Systems, Inc., 4.875%, 01/15/2014	250,000	215,625
Unisys Corp., 8.00%, 10/15/2012	300,000	275,250

		695,875

MATERIALS 3.1%
Chemicals 0.6%
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	648,000
Lyondell Chemical Co., 10.50%, 06/01/2013	300,000	330,750
Scotts Co., 6.625%, 11/15/2013	300,000	289,875
Tronox Worldwide, LLC, 9.50%, 12/01/2012	300,000	311,250
Westlake Chemical Corp., 6.625%, 01/15/2016	300,000	280,500

		1,860,375

Containers & Packaging 0.3%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	300,000	297,375
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	300,000	282,750
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	487,423

		1,067,548

Metals & Mining 0.2%
United States Steel Corp., 10.75%, 08/01/2008	424,000	460,040

Paper & Forest Products 2.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	300,000	266,250
Bowater, Inc., 6.50%, 06/15/2013	300,000	264,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	441,000
International Paper Co.:
6.875%, 04/15/2029	790,000	787,192
7.35%, 11/01/2025	2,000,000	2,082,798
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,450,938
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	175,000	175,875
11.375%, 08/01/2016 144A	100,000	100,000
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	588,569

		6,156,622

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 2.5%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	2,952,228
Citizens Communications Co., 6.25%, 01/15/2013	300,000	287,250
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,043,666
Insight Midwest, LP, 10.50%, 11/01/2010	300,000	313,500
Level 3 Communications, Inc., 6.375%, 10/15/2015	300,000	289,500
Qwest Communications International, Inc., 7.875%, 09/01/2011	300,000	312,000
Telus Corp., 8.00%, 06/01/2011	500,000	546,736
Verizon Communications, Inc., 6.125%, 01/15/2013	2,000,000	1,975,984

		7,720,864

6

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.4%
Cingular Wireless, 8.125%, 05/01/2012	$800,000	$887,522
Nextel Partners, Inc., 8.125%, 07/01/2011 	3,000,000	3,153,750
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	194,109

		4,235,381

UTILITIES 6.3%
Electric Utilities 2.8%
AEP Texas Central Co., 5.50%, 02/15/2013	3,000,000	2,923,929
DPL, Inc., 6.875%, 09/01/2011	300,000	312,467
Edison International, 7.73%, 06/15/2009	300,000	306,000
Progress Energy, Inc., 6.85%, 04/15/2012	3,000,000	3,144,180
Reliant Energy, Inc., 6.75%, 12/15/2014	300,000	282,000
Southern Co., 4.875%, 07/15/2015	2,000,000	1,844,034

		8,812,610

Independent Power Producers & Energy Traders 0.4%
AES Corp., 7.75%, 03/01/2014	300,000	304,500
Dynegy, Inc., 8.375%, 05/01/2016 144A	300,000	296,250
NRG Energy, Inc, 7.25%, 02/01/2014	300,000	294,375
Tenaska, Inc., 7.00%, 06/30/2021 144A	293,171	290,055

		1,185,180

Multi-Utilities 3.1%
CMS Energy Corp., 7.50%, 01/15/2009	300,000	306,750
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	526,208
Dominion Resources, Inc., 5.95%, 06/15/2035	3,000,000	2,762,229
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,689,382
NiSource, Inc., 7.875%, 11/15/2010	2,000,000	2,147,158

		9,431,727

Total Corporate Bonds (cost $229,940,015)		225,705,732

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 0.8%
FINANCIALS 0.8%
Commercial Banks 0.8%
European Investment Bank, 8.00%, 10/21/2013 ZAR (cost $3,072,683)	19,000,000	2,636,587

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 1.8%
Mexico, 8.00%, 12/07/2023 MXN	27,500,000	2,348,739
Sweden, 5.00%, 01/28/2009 SEK	21,700,000	3,125,837

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $5,536,075)		5,474,576

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,378)	$500,000	523,335

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FIXED-RATE 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027 (cost $511,837)	498,252	497,309

YANKEE OBLIGATIONS-CORPORATE 9.4%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Rogers Cable, Inc., 5.50%, 03/15/2014	300,000	271,125

7

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
FINANCIALS 6.3%
Commercial Banks 5.2%
Banco Bradesco SA, 8.75%, 10/24/2013	$750,000	$830,625
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,451,364
BOI Capital Funding, 5.57%, 02/01/2049 144A	1,000,000	943,423
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,535,340
Standard Chartered plc, FRN, 5.69%, 07/29/2049	5,000,000	4,137,500

		15,898,252

Diversified Financial Services 1.1%
ING Groep NV, 5.78%, 12/29/2049	1,500,000	1,441,462
Preferred Term Securities, Ltd., FRN, 6.97%, 06/24/2034 144A	2,000,000	2,047,380

		3,488,842

INDUSTRIALS 0.1%
Industrial Conglomerates 0.1%
Tyco International Group SA, 6.375%, 10/15/2011	500,000	516,246

MATERIALS 0.2%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012	300,000	280,500

Metals & Mining 0.1%
Novelis, Inc., 7.25%, 02/15/2015 144A	300,000	291,750

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.4%
British Telecommunications plc, 8.875%, 12/15/2030	750,000	948,103
France Telecom SA, 8.50%, 03/01/2031	1,000,000	1,237,261
Telecom Italia Capital Corp.:
Ser. B, 5.25%, 11/15/2013	500,000	469,269
Ser. C, 6.375%, 11/15/2033	2,100,000	1,951,711
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,871,003

		7,477,347

Wireless Telecommunication Services 0.3%
Vodafone Group plc, 7.75%, 02/15/2010	700,000	744,355

Total Yankee Obligations-Corporate (cost $30,139,542)		28,968,417

	Shares	Value

PREFERRED STOCKS 2.7%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae	55,000	2,970,000

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp. 144A	2,880	3,270,600

UTILITIES 0.6%
Electric Utilities 0.6%
Southern California Edison	20,000	1,984,376

Total Preferred Stocks (cost $8,848,912)		8,224,976

8

EVERGREEN DIVERSIFIED BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.2%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
4.78%, 11/16/2006 † ƒ	$50,000	$49,290
4.80%, 11/16/2006 † ƒ	25,000	24,643

		73,933

	Shares	Value

MUTUAL FUND SHARES 1.2%
Evergreen Institutional Money Market Fund ø	3,751,053	3,751,053

Total Short-Term Investments (cost $3,824,986)		3,824,986

Total Investments (cost $312,768,460) 99.5%		305,410,330
Other Assets and Liabilities 0.5%		1,584,523

Net Assets 100.0%		$306,994,853

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MXN	Mexican Peso
RB	Revenue Bond
SEK	Swedish Krona
ZAR	South African Rand

At July 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2006	Unrealized Gains

September 2006	50 U.S. Treasury Bond Futures	$5,386,500	$5,414,062	$27,562

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $312,786,347. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,219,843 and $10,595,860, respectively, with a net unrealized depreciation of $7,376,017.

9

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.5%
FIXED-RATE 12.5%
FHLMC:
6.90%, 12/01/2010	$545,000	$570,648
6.98%, 10/01/2020	442,754	465,042
FNMA:
4.06%, 06/01/2013	447,000	411,186
4.83%, 03/01/2013	669,305	645,223
5.43%, 04/01/2036 #	656,494	640,977
5.65%, 02/01/2009	236,577	238,743
6.01%, 02/01/2012	323,813	329,498
6.02%, 05/01/2011	454,419	461,696
6.09%, 05/01/2011	538,765	548,353
6.15%, 05/01/2011	227,239	231,593
6.19%, 09/01/2008	448,401	451,081
6.22%, 04/01/2008	517,495	519,261
6.65%, 12/01/2007	222,459	223,631
6.79%, 07/01/2009	91,731	93,965
6.91%, 07/01/2009	279,296	286,861
7.09%, 07/01/2009	276,134	284,613
7.21%, 05/01/2007	134,968	134,829
7.27%, 06/01/2007 - 02/01/2010	741,348	762,081
7.29%, 12/01/2010	293,579	310,688
7.37%, 08/01/2006	354,599	353,845
7.53%, 04/01/2010	248,556	261,956

Total Agency Commercial Mortgage-Backed Securities (cost $8,672,539)		8,225,770

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 17.4%
FIXED-RATE 17.4%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	840,000	800,923
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	675,717
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	858,076
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	530,048
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	481,340
Ser. 3072, Class NK, 5.00%, 05/15/2031	420,349	410,650
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	513,699
Ser. 3083, Class UB, 4.50%, 06/15/2032	382,486	365,563
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	564,628
Ser. 3098, Class PE, 5.00%, 06/15/2034	550,000	513,440
Ser. 3102, Class PJ, 5.00%, 05/15/2034	300,000	280,050
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	513,418
Ser. 3166, Class LB, 5.50%, 06/15/2032	565,000	546,073
Ser. 3187, Class JA, 5.00%, 02/15/2032	730,000	706,845
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	311,492	314,304
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,636,565	1,604,056
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	702,708
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	602,526	589,266
Ser. 2006-64, Class PC, 5.50%, 10/25/2034	500,000	481,041

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $11,575,845)		11,451,845

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 45.7%
FIXED-RATE 44.4%
FHLMC:
4.50%, 04/01/2035	1,243,064	1,143,626
5.00%, 04/01/2021 - 12/01/2035	3,847,163	3,663,771
5.34%, 12/01/2035	563,323	553,222
6.50%, 09/01/2019	558,238	565,665

1

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
Principal Amount		Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC 30 year, 5.00%, TBA #	$2,200,000	$2,080,375
FNMA:
4.50%, 04/01/2019	374,636	358,449
5.46%, 01/01/2036	803,494	783,920
5.50%, 02/01/2035 - 09/01/2035	4,583,472	4,461,352
5.51%, 02/01/2036	501,515	496,784
7.00%, 05/01/2032	73,398	75,402
7.50%, 11/01/2029 - 12/01/2029	26,027	26,985
FNMA 15 year, 5.00%, TBA #	10,670,000	10,363,237
FNMA 30 year, 5.50%, TBA #	4,585,000	4,453,181
GNMA, 4.50%, 07/20/2030	251,225	251,113

		29,277,082

FLOATING-RATE 1.3%
FNMA:
5.33%, 09/01/2035	403,701	392,429
5.49%, 01/01/2036	508,638	503,269

		895,698

Total Agency Mortgage-Backed Pass Through Securities (cost $30,293,115)		30,172,780

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.9%
FNMA:
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	1,096,748	1,089,220
Ser. 2004-W10, Class A24, 5.00%, 08/25/2034	185,000	181,413

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $1,321,776)		1,270,633

ASSET-BACKED SECURITIES 2.0%
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	190,000	186,513
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	577,702
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	284,138
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	270,000	267,082

Total Asset-Backed Securities (cost $1,317,800)		1,315,435

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.3%
FIXED-RATE 11.4%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	535,000	506,392
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	949,630
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2003-T12, Class A4, 4.68%, 08/13/2039	570,000	540,324
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	200,000	190,893
Goldman Sachs Mtge. Securities Corp. II:
Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	409,421	399,600
Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	1,000,000	981,182
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	774,546
LB-UBS Comml. Mtge. Trust:
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	1,500,000	1,383,173
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	545,000	513,745
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	25,692	25,697
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	340,000	328,724
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	652,461
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	277,501	268,134

		7,514,501

2

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 0.9%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.37%,
06/12/2041	$605,000	$596,106

Total Commercial Mortgage-Backed Securities (cost $8,306,511)		8,110,607

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes, 4.25%, 08/15/2015 ## (cost $2,178,981)	2,300,000	2,180,329

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
FIXED-RATE 1.0%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	230,000	221,976
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	415,000	400,293

		622,269

FLOATING-RATE 1.5%
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2006-AR7, Class 2A5, 5.62%, 05/25/2036	560,000	557,598
Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	452,969	452,864

		1,010,462

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,641,132)		1,632,731

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.9%
FIXED-RATE 0.9%
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.89%, 06/25/2036 (cost $594,402)	596,335	595,733

	Shares	Value

SHORT-TERM INVESTMENTS 25.2%
MUTUAL FUND SHARES 25.2%
Evergreen Institutional Money Market Fund ø ## (cost $16,596,370)	16,596,370	16,596,370

Total Investments (cost $82,498,471) 123.7%		81,552,233
Other Assets and Liabilities (23.7%)		(15,610,933)

Net Assets 100.0%		$65,941,300

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $82,500,304. The gross unrealized appreciation and depreciation on securities based on tax cost was $258,228 and $1,206,299, respectively, with a net unrealized depreciation of $948,071.

3

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.0%
FIXED-RATE 2.1%
FNMA:
4.44%, 04/01/2014	$410,957	$384,570
6.18%, 06/01/2013	1,409,503	1,450,181
7.50%, 07/01/2010	771,016	820,677
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,481,454	1,498,535
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	3,000,000	2,841,870

		6,995,833

FLOATING-RATE 0.9%
FNMA:
5.24%, 07/01/2035	3,161,767	3,068,811
6.70%, 04/01/2011	68,785	71,515

		3,140,326

Total Agency Commercial Mortgage-Backed Securities (cost $10,630,561)		10,136,159

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
FLOATING-RATE 2.2%
FHLMC, Ser. 2710, Class FY, 5.77%, 10/15/2018	355,641	356,979
FNMA:
Ser. 2001-61, Class FH, 5.97%, 11/18/2031	478,385	487,256
Ser. 2002-67, Class FA, 6.39%, 11/25/2032	2,395,715	2,483,494
Ser. 2002-77, Class FA, 6.37%, 10/18/2030	3,508,048	3,623,709
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	292,365	301,858
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	206,548	215,326

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,397,647)		7,468,622

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.0%
FIXED-RATE 12.4%
FHLMC:
6.00%, 04/01/2036	3,571,683	3,553,058
7.50%, 05/01/2009	250,473	254,626
FHLMC 15 year, 5.50%, TBA #	6,500,000	6,337,240
FHLMC 30 year, 6.00%, TBA #	2,920,000	2,903,575
FNMA:
6.07%, 09/01/2013	1,442,982	1,478,782
6.50%, 04/01/2017	691,847	735,120
FNMA 15 year, 4.50%, TBA #	3,975,000	3,797,365
FNMA 30 year:
5.50%, TBA #	6,500,000	6,313,125
6.00%, TBA #	4,875,000	4,862,156
6.50%, TBA #	4,715,000	4,770,991
7.00%, TBA #	2,900,000	2,974,312
GNMA:
5.50%, 06/15/2035	3,928,142	3,848,501
6.00%, 06/15/2031 - 09/15/2031	100,833	101,072
7.50%, 12/15/2030	35,727	37,211
8.00%, 10/15/2030	1,731	1,837

		41,968,971

FLOATING-RATE 0.6%
FNMA:
4.99%, 05/01/2035	1,089,392	1,081,102
5.34%, 07/01/2044	733,236	749,118

		1,830,220

Total Agency Mortgage-Backed Pass Through Securities (cost $43,484,337)		43,799,191

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.1%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	$342,615	$355,710
Ser. 2003-W6, Class F, 5.74%, 09/25/2042	97,363	98,976

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $451,923)		454,686

ASSET-BACKED SECURITIES 1.9%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.68%, 09/15/2039 144A	4,315,000	4,345,637
Ocean Star plc, Ser. 2004-A, Class C, FRN, 6.41%, 11/12/2018 144A	1,040,000	1,054,643
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.65%, 01/25/2035 144A	875,000	891,021

Total Asset-Backed Securities (cost $6,230,000)		6,291,301

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
FIXED-RATE 0.6%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020	1,760,000	1,808,123

FLOATING-RATE 0.0%
Commercial Mtge. Pass Through Cert., Ser. 2003-FL9, Class F, 6.42%, 11/15/2015 144A	93,429	93,531

Total Commercial Mortgage-Backed Securities (cost $1,881,377)		1,901,654

CORPORATE BONDS 30.0%
CONSUMER DISCRETIONARY 10.3%
Auto Components 1.5%
Accuride Corp., 8.50%, 02/01/2015	1,000,000	935,000
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014 þ	2,000,000	1,660,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	81,000	78,773
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 þ	1,000,000	967,500
Lear Corp., Ser. B, 8.11%, 05/15/2009	1,000,000	977,500
Visteon Corp., 8.25%, 08/01/2010 þ	550,000	508,750

		5,127,523

Automobiles 0.3%
General Motors Corp., 8.375%, 07/15/2033 þ	1,250,000	1,031,250

Diversified Consumer Services 0.5%
Education Management Corp., 8.75%, 06/01/2014 144A	300,000	302,250
Service Corporation International, 6.75%, 04/01/2016 þ	1,525,000	1,429,688

		1,731,938

Hotels, Restaurants & Leisure 0.9%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,000,000	960,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	900,000	837,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,037,500

		2,834,500

Household Durables 0.6%
Jarden Corp., 9.75%, 05/01/2012 þ	1,525,000	1,593,625
Libbey, Inc., 12.44%, 06/01/2011 144A	550,000	541,750

		2,135,375

Media 4.3%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,539,375
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	1,225,000	1,149,969
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	1,000,000	995,000
CCH I, LLC, 11.00%, 10/01/2015	325,000	293,313
Cinemark USA, Inc., 9.00%, 02/01/2013	950,000	999,875
CSC Holdings, Inc., 7.625%, 04/01/2011	405,000	409,556
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,087,781
Dow Jones & Co., Inc., 8.625%, 06/29/2011 144A	2,335,000	2,304,353
Houghton Mifflin Co.:
8.25%, 02/01/2011	1,000,000	1,015,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	1,250,000	1,040,625

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Lamar Media Corp., 6.625%, 08/15/2015	$1,250,000	$1,167,187
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	1,750,000	1,780,625
Paxson Communications Corp., FRN, 11.76%, 01/15/2013 144A þ	850,000	864,875

		14,647,534

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	1,000,000	1,058,750

Specialty Retail 1.3%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	600,000	603,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	1,425,000	1,465,969
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,167,375
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,047,500

		4,283,844

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015 þ	775,000	798,250
Oxford Industries, Inc., 8.875%, 06/01/2011 þ	400,000	404,000
Unifi, Inc., 11.50%, 05/15/2014 144A	500,000	486,250
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	395,106

		2,083,606

CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.2%
Wal-Mart Stores, Inc., 4.75%, 01/29/2013	300,000	549,222

ENERGY 4.0%
Energy Equipment & Services 0.6%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	664,320
GulfMark Offshore, Inc., 7.75%, 07/15/2014 þ	525,000	513,187
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	620,000	581,250
Parker Drilling Co., 9.625%, 10/01/2013 þ	450,000	490,500

		2,249,257

Oil, Gas & Consumable Fuels 3.4%
ANR Pipeline Co., 8.875%, 03/15/2010 þ	270,000	286,673
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,350,000	1,309,500
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	725,000	677,875
El Paso Corp., 7.875%, 06/15/2012 þ	1,000,000	1,027,500
El Paso Production Holding Co., 7.75%, 06/01/2013	1,000,000	1,021,250
Encore Acquisition Co., 6.25%, 04/15/2014	1,000,000	932,500
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	980,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	780,000
Peabody Energy Corp.:
5.875%, 04/15/2016	750,000	680,625
6.875%, 03/15/2013 þ	440,000	430,100
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,051,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	246,250
Williams Cos.:
7.50%, 01/15/2031	925,000	894,938
8.125%, 03/15/2012	1,000,000	1,052,500

		11,370,961

FINANCIALS 4.7%
Consumer Finance 1.5%
CCH II Capital Corp., 10.25%, 09/15/2010	1,500,000	1,522,500
Ford Motor Credit Co., 5.70%, 01/15/2010	1,000,000	896,653

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp.:
6.875%, 08/28/2012	$1,500,000	$1,449,354
FRN, 6.41%, 01/16/2007	700,000	698,718
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	600,000	535,500

		5,102,725

Diversified Financial Services 1.5%
TRAINS, Ser. HY-2006-1, 7.55%, 05/01/2016 144A	5,000,000	4,914,575

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	1,300,000	1,332,500

Real Estate Investment Trusts 1.3%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	750,000	778,125
Ser. J, 7.125%, 11/01/2013 þ	750,000	754,688
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	967,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,000,000	980,000
Ventas Realty, Ltd., 6.50%, 06/01/2016	1,000,000	962,500

		4,442,813

HEALTH CARE 1.0%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,300,000	1,352,000

Health Care Providers & Services 0.6%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,250,000	1,306,250
HCA, Inc., 6.375%, 01/15/2015	725,000	583,625

		1,889,875

INDUSTRIALS 1.2%
Aerospace & Defense 0.3%
DRS Technologies, Inc., 7.625%, 02/01/2018	1,000,000	1,002,500

Machinery 0.6%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 þ	875,000	834,531
ITT Corp., 7.375%, 11/15/2015 þ	1,000,000	1,032,500

		1,867,031

Trading Companies & Distributors 0.3%
United Rentals, Inc., 7.00%, 02/15/2014 þ	1,250,000	1,150,000

INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	1,625,000	1,667,656
10.25%, 08/15/2015 þ	400,000	407,500

		2,075,156

MATERIALS 3.2%
Chemicals 1.4%
Huntsman International, LLC:
8.125%, 01/01/2015 144A	575,000	536,906
11.50%, 07/15/2012	924,000	1,034,880
Lyondell Chemical Co.:
9.50%, 12/15/2008 þ	1,231,000	1,271,007
10.50%, 06/01/2013	800,000	882,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	975,000	1,011,563

		4,736,356

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 0.9%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	$1,000,000	$991,250
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 þ	1,200,000	1,131,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,027,969

		3,150,219

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,000,000	1,070,000
United States Steel Corp., 10.75%, 08/01/2008 þ	1,000,000	1,085,000

		2,155,000

Paper & Forest Products 0.3%
Bowater, Inc., 6.50%, 06/15/2013 þ	1,000,000	880,000

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.7%
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	965,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,200,000	1,248,000

		2,213,000

Wireless Telecommunication Services 1.5%
Centennial Communications Corp.:
8.125%, 02/01/2014 þ	959,000	937,423
10.00%, 01/01/2013 þ	1,175,000	1,177,937
Dobson Communications Corp., 8.875%, 10/01/2013 þ	1,175,000	1,169,125
Horizon PCS, Inc., 11.375%, 07/15/2012	550,000	620,125
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	466,875
9.75%, 01/15/2010 þ	850,000	856,375

		5,227,860

UTILITIES 2.6%
Electric Utilities 0.4%
Reliant Energy, Inc., 6.75%, 12/15/2014	1,575,000	1,480,500

Gas Utilities 0.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,353,770

Independent Power Producers & Energy Traders 1.8%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,015,000
Dynegy, Inc., 8.375%, 05/01/2016 144A þ	950,000	938,125
Mirant Corp., 7.375%, 12/31/2013 144A	1,250,000	1,207,813
NRG Energy, Inc., 7.375%, 02/01/2016	1,500,000	1,470,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	800,000	918,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	342,032	338,397

		5,887,335

Total Corporate Bonds (cost $102,735,025)		101,316,975

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 12.7%
CONSUMER DISCRETIONARY 0.2%
Household Durables 0.1%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	100,000	194,087

Media 0.1%
Central European Media Enterprise, 8.25%, 05/15/2012 EUR	300,000	422,500

CONSUMER STAPLES 0.6%
Tobacco 0.6%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	1,000,000	1,864,609

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	$1,158,069

FINANCIALS 11.1%
Capital Markets 1.3%
Deutsche Bank AG, FRN, 4.35%, 08/09/2007 CAD	1,900,000	1,680,120
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	1,000,000	1,838,024
Morgan Stanley, 5.375%, 11/14/2013 GBP	460,000	857,909

		4,376,053

Commercial Banks 6.5%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	450,000	836,568
6.00%, 03/01/2010 AUD	2,500,000	1,881,188
6.50%, 01/25/2008 NZD	2,950,000	1,795,250
Bank Nederlandse Gemeenten NV, 5.00%, 07/16/2010 AUD	880,000	642,593
BOS International Australia, 3.50%, 01/22/2007 CAD	1,890,000	1,662,226
DnB NOR ASA, FRN, 4.55%, 12/08/2008 CAD	1,000,000	882,781
Eurofima, 5.50%, 09/15/2009 AUD	55,000	41,224
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	701,321
4.50%, 01/14/2013 GBP	589,000	1,073,354
5.75%, 09/15/2009 AUD	100,000	75,503
6.75%, 11/17/2008 NZD	5,057,000	3,100,865
8.00%, 10/21/2013 ZAR	13,970,000	1,938,585
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	950,000	153,367
Kommunalbanken AS, 6.00%, 02/02/2007 NZD	550,000	336,199
Kreditanstalt fur Wiederaufbau, 3.00%, 11/15/2007 EUR	1,900,000	2,412,862
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,500,000	1,115,384
Nationwide Building Society, FRN, 4.43%, 11/18/2009 CAD	1,400,000	1,242,616
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	990,000	591,366
Rabobank Nederland, FRN, 4.53%, 06/18/2007 CAD	1,500,000	1,326,676

		21,809,928

Consumer Finance 0.9%
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	570,000	1,065,403
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,912,589

		2,977,992

Diversified Financial Services 0.3%
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,354,000	1,025,110

Thrifts & Mortgage Finance 2.1%
Canada Housing Trust, No. 1, 3.70%, 09/15/2008 CAD	1,600,000	1,397,503
Nykredit, 5.00%, 10/01/2035 DKK	31,508,946	5,326,375
Totalkredit, FRN, 3.71%, 01/01/2015 DKK	3,144,107	540,747

		7,264,625

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
France Telecom, FRN, 7.50%, 03/14/2011 GBP	900,000	1,827,395

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $42,402,885)		42,920,368

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 19.0%
Australia, 5.25%, 03/15/2019 AUD	8,175,000	5,930,618
Brazil, 9.50%, 10/05/2007 EUR	120,000	163,206

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
Canada:
4.25%, 12/01/2026 CAD	4,598,565	$5,782,597
4.75%, 07/27/2011 CAD	960,000	855,443
5.25%, 11/30/2011 CAD	1,100,000	1,003,517
China, 4.25%, 10/28/2014 EUR	240,000	307,251
Denmark, 7.00%, 11/10/2024 DKK	26,090,000	6,027,091
France, 4.25%, 04/25/2019 EUR	2,450,000	3,200,560
Hong Kong, 4.23%, 03/21/2011 HKD	27,650,000	3,535,986
Korea, 5.25%, 09/10/2015 KRW	1,100,000,000	1,169,115
Mexico:
5.50%, 02/17/2020 EUR	670,000	875,201
10.00%, 12/05/2024 MXN	33,550,000	3,410,928
Norway:
4.25%, 05/19/2017 NOK	3,510,000	566,041
5.00%, 05/15/2015 NOK	31,900,000	5,459,436
Philippines, 6.25%, 03/15/2016 EUR	450,000	577,704
Romania, 8.50%, 05/08/2012 EUR	115,000	177,655
Singapore, 3.625%, 07/01/2014 SGD	5,400,000	3,462,800
South Africa:
5.25%, 05/16/2013 EUR	235,000	310,080
13.00%, 08/31/2010 ZAR	7,000,000	1,162,252
Sweden:
3.00%, 07/12/2016 SEK	48,240,000	6,246,149
5.50%, 10/08/2012 SEK	34,250,000	5,208,590
Turkey, 5.50%, 09/21/2009 EUR	415,000	539,531
United Kingdom:
1.25%, 11/22/2017 GBP	2,449,000	4,453,742
5.00%, 03/07/2012 GBP	1,250,000	2,374,685
FRN, 5.48%, 08/16/2013 GBP	300,000	1,291,540
Venezuela, 7.00%, 03/16/2015 EUR	190,000	258,482

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $63,897,471)		64,350,200

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds, 6.25%, 08/15/2023	$3,530,000	3,953,879
U.S. Treasury Notes:
2.00%, 01/15/2016	3,466,130	3,345,765
4.50%, 02/15/2036	3,023,000	2,760,141

Total U.S. Treasury Obligations (cost $10,310,332)		10,059,785

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
FIXED-RATE 1.4%
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,400,000	1,338,434
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	413,683	421,423
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	1,918,720	1,912,724
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	4,477,167	988,375

		4,660,956

FLOATING-RATE 0.3%
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.90%, 02/25/2035	1,169,114	1,154,698

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $5,910,103)		5,815,654

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.66%, 01/25/2035
(cost $649,314)	649,619	638,764

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FIXED-RATE 0.4%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	$613,795	$583,726
Ser. 2005-2, 4.75%, 03/28/2034	661,632	638,117

		1,221,843

FLOATING-RATE 0.3%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 6.63%, 02/19/2035	1,003,129	1,008,967

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $2,265,232)		2,230,810

YANKEE OBLIGATIONS-CORPORATE 4.3%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 þ	1,300,000	1,365,000
National Cable plc, 9.125%, 08/15/2016	1,000,000	1,017,500

		2,382,500

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas	430,000	481,600

FINANCIALS 1.7%
Commercial Banks 0.1%
Kazkommerts International BV, 7.00%, 11/03/2009	350,000	349,125

Diversified Financial Services 1.6%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	1,000,000	1,035,000
Preferred Term Securities, Ltd., FRN:
6.00%, 06/24/2034 144A	875,000	880,530
6.97%, 06/24/2034 144A	220,000	225,212
7.26%, 07/03/2032 144A	295,000	298,286
7.56%, 04/03/2032 144A	655,000	661,222
7.65%, 12/23/2031 144A	1,305,000	1,314,540
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	817,425

		5,232,215

MATERIALS 0.7%
Chemicals 0.2%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A þ	750,000	706,875

Metals & Mining 0.3%
Novelis, Inc., 8.00%, 02/15/2015 144A	1,065,000	1,035,712

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 þ	650,000	597,188

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	500,000	513,750
11.25%, 06/15/2016 144A	375,000	380,625
Rogers Wireless, Inc.:
6.375%, 03/01/2014 þ	465,000	448,725
9.625%, 05/01/2011	745,000	826,950

		2,170,050

UTILITIES 0.5%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	475,000	490,202

Gas Utilities 0.2%
Gazprom, 9.625%, 03/01/2013 144A	430,000	504,175

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
UTILITIES continued
Multi-Utilities 0.2%
National Power Corp., 9.44%, 08/23/2011	$500,000	$548,763

Total Yankee Obligations-Corporate (cost $14,345,674)		14,498,405

YANKEE OBLIGATIONS-GOVERNMENT 3.3%
Argentina, 12.25%, 06/19/2018 •	615,525	163,114
Brazil, 8.25%, 01/20/2034	2,385,000	2,655,698
Chile, 5.50%, 01/15/2013	250,000	247,550
Colombia:
7.375%, 01/27/2017	250,000	255,625
8.125%, 05/21/2024	470,000	509,950
Egypt, 8.75%, 07/11/2011	550,000	612,359
Jamaica, 11.75%, 05/15/2011	95,000	114,475
Korea, 4.25%, 06/01/2013	450,000	413,272
Mexico:
6.375%, 01/16/2013	850,000	875,925
8.375%, 01/14/2011	830,000	920,055
Panama, 9.625%, 02/08/2011	350,000	395,500
Peru:
8.75%, 11/21/2033	300,000	348,000
9.125%, 01/15/2008	425,000	446,250
Russia:
11.00%, 07/24/2018	750,000	1,057,565
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	500,000	544,425
Turkey, 9.00%, 06/30/2011	280,000	303,800
Ukraine, 7.65%, 06/11/2013	450,000	465,840
Venezuela, 10.75%, 09/19/2013	800,000	972,400

Total Yankee Obligations-Government ( cost $11,202,400)		11,301,803

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. * þ	24,314	262,591

MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. *	19,570	312,142

Total Common Stocks (cost $320,397)		574,733

	Principal Amount	Value

SHORT-TERM INVESTMENTS 24.0%
COMMERCIAL PAPER 4.3%
Giro Balanced Funding Corp., 5.30%, 08/14/2006	$3,605,000	3,598,100
Greyhawk Funding, LLC, 5.29%, 08/14/2006	3,605,000	3,598,114
Lake Constance Funding, 5.30%, 08/14/2006	3,605,000	3,598,100
Paradigm Funding, LLC, 5.31%, 08/14/2006	3,610,000	3,603,078

		14,397,392

EVERGREEN STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)		Value
	Shares

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 19.7%
Evergreen Institutional Money Market Fund ø ##	37,799,155	$37,799,155
Navigator Prime Portfolio þþ	28,855,987	28,855,987

		66,655,142

Total Short-Term Investments (cost $81,052,534)		81,052,534

Total Investments (cost $405,167,212) 119.9%		404,811,644
Other Assets and Liabilities (19.9%)		(67,137,121)

Net Assets 100.0%		$337,674,523

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
þ	All or a portion of this security is on loan.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Security received as collateral from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
IO	Interest Only
JPY	Japanese Yen
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
TRAINS	Targeted Return Index Securities Trust
ZAR	South African Rand

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $405,574,819. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,882,572 and $5,645,747, respectively, with a net unrealized depreciation $763,175.

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2006	In Exchange for	U.S. Value at July 31, 2006	Unrealized Loss

09/26/2006	1,960,750,000 JPY	$17,235,964	9,357,089 GBP	$17,500,965	$265,001
09/26/2006	83,182,000 JPY	731,211	395,794 GBP	740,270	9,059
09/29/2006	1,303,924,000 JPY	11,466,464	15,606,511 AUD	11,937,789	471,325
09/29/2006	27,727,000 JPY	243,826	327,433 AUD	250,461	6,635
09/29/2006	642,360,000 JPY	5,648,794	9,439,530 NZD	5,799,787	150,993
09/29/2006	27,727,000 JPY	243,826	404,113 NZD	248,293	4,467

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.8%
FIXED-RATE 7.8%
FNMA:
4.36%, 05/01/2012	$673,196	$648,623
4.75%, 07/01/2012	740,428	721,114
5.15%, 11/01/2017	4,276,717	4,135,543
5.54%, 04/01/2026 ##	12,419,767	12,269,860
5.58%, 06/01/2011 ##	9,000,000	9,035,010
6.18%, 06/01/2013	4,455,938	4,584,537
6.22%, 08/01/2012	4,076,320	4,215,934
6.35%, 08/01/2009 - 10/01/2009	1,184,060	1,206,343
6.74%, 07/01/2014	597,084	601,939
6.80%, 04/01/2017	623,169	628,235
7.07%, 09/01/2014	1,075,427	1,084,170
7.35%, 07/01/2007	94,750	95,027
7.48%, 01/01/2025	1,192,647	1,259,208
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,153,559	1,166,859

Total Agency Commercial Mortgage-Backed Securities (cost $42,105,751)		41,652,402

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 20.1%
FIXED-RATE 2.7%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	149,562	156,230
Ser. 2367, Class BC, 6.00%, 04/15/2016	70,180	70,162
Ser. H012, Class A2, 2.50%, 11/15/2008	1,817,404	1,781,820
FNMA:
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042 ##	3,516,073	3,542,302
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030 ##	9,071,379	9,107,729

		14,658,243

FLOATING-RATE 17.4%
FHLMC:
Ser. 1370, Class JA, 6.53%, 09/15/2022	348,490	348,892
Ser. 1498, Class I, 6.53%, 04/15/2023	215,146	218,966
Ser. 1533, Class FA, 6.48%, 06/15/2023	73,975	75,241
Ser. 1616, Class FB, 4.78%, 11/15/2008	1,114,886	1,110,605
Ser. 1671, Class TA, 5.875%, 02/15/2024	903,308	910,088
Ser. 1687, Class FA, 4.93%, 02/15/2009	4,762,689	4,743,638
Ser. 1699, Class FB, 6.375%, 03/15/2024	1,248,293	1,279,400
Ser. 2005-S001, Class 1A2, 5.47%, 09/25/2035	6,904,015	6,938,121
Ser. 2005-S001, Class 2A2, 5.47%, 09/25/2035 ##	10,545,229	10,597,744
Ser. 2030, Class F, 5.87%, 02/15/2028	1,100,911	1,109,102
Ser. 2181, Class PF, 5.77%, 05/15/2029	509,299	513,345
Ser. 2380, Class FL, 5.97%, 11/15/2031	4,629,331	4,710,946
Ser. 2395, Class FD, 5.97%, 05/15/2029	1,608,980	1,650,411
Ser. 2481, Class FE, 6.20%, 03/15/2032	2,861,439	2,927,882
Ser. 2691, Class FC, 6.07%, 10/15/2033	2,614,967	2,610,731
FNMA:
Ser. 1993-221, Class FH, 6.51%, 12/25/2008	2,662,642	2,686,915
Ser. 1997-34, Class F, 6.06%, 10/25/2023	3,680,684	3,751,464
Ser. 1997-49, Class F, 5.875%, 06/17/2027	569,335	575,528
Ser. 1999-49, Class F, 5.79%, 05/25/2018	1,111,704	1,119,799
Ser. 2000-32, Class FM, 5.82%, 10/18/2030	583,654	589,550
Ser. 2001-53, Class CF, 5.79%, 10/25/2031	133,539	133,726
Ser. 2002-13, Class FE, 6.29%, 02/27/2031	1,484,245	1,531,043
Ser. 2002-41, Class F, 5.87%, 07/25/2032	4,057,584	4,122,966
Ser. 2002-67, Class FA, 6.39%, 11/25/2032 ##	8,194,554	8,494,803
Ser. 2002-68, Class FN, 5.82%, 10/18/2032	5,664,878	5,726,965

1

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-77, Class F, 5.99%, 12/25/2032 ##	$8,133,014	$8,308,443
Ser. 2002-77, Class FA, 6.37%, 10/18/2030 ##	8,185,447	8,455,322
Ser. 2002-W5, Class A27, 5.82%, 11/25/2030	4,585,680	4,626,080
Ser. 2003-118 Class FE, 5.82%, 12/25/2033	681,208	688,371
Ser. G93, Class FH, 6.56%, 04/25/2023	179,743	185,582
GNMA:
Ser. 1999-40, Class FL, 5.97%, 02/17/2029	264,914	268,708
Ser. 2000-36, Class FG, 5.88%, 11/20/2030	515,239	519,526
Ser. 2001-22, Class FG, 5.72%, 05/16/2031	763,528	769,056
Ser. 2002-15, Class F, 5.92%, 02/16/2032	807,830	816,167

		93,115,126

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $107,344,640)		107,773,369

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 72.4%
FIXED-RATE 54.3%
FHLMC:
5.50%, 09/01/2006	6,601	6,603
6.50%, 04/01/2022 - 09/01/2028	1,306,993	1,332,826
7.50%, 05/01/2027 - 08/01/2028	912,344	947,792
8.00%, 08/01/2023 - 11/01/2028	295,883	311,443
9.00%, 01/01/2017	100,650	107,440
9.50%, 09/01/2020	63,606	68,830
10.50%, 12/01/2019	158,508	175,819
FHLMC 15 year, 5.50%, TBA #	40,555,000	40,098,756
FHLMC 30 year:
5.50%, TBA #	39,300,000	38,182,387
6.00%, TBA #	25,000,000	24,859,375
FNMA:
4.00%, 04/01/2011 - 10/01/2018 ##	9,905,268	9,276,520
4.12%, 09/01/2010	1,437,819	1,390,328
4.98%, 01/01/2020	1,026,850	989,359
5.12%, 01/01/2016	2,569,299	2,490,987
5.39%, 01/01/2024	3,957,964	3,852,880
5.55%, 09/01/2019 ##	7,021,195	7,012,208
5.70%, 03/01/2016 - 09/01/2017	2,530,506	2,548,065
5.75%, 02/01/2009	1,804,881	1,809,845
6.00%, 02/01/2008	68,933	68,843
6.07%, 09/01/2013	1,466,106	1,502,480
6.50%, 01/01/2024	174,738	177,603
7.00%, 11/01/2026 - 02/01/2032	210,997	216,869
7.33%, 06/01/2028	1,470,225	1,560,702
7.50%, 07/01/2023 - 06/01/2031	2,010,483	2,086,918
8.00%, 10/01/2026 - 09/01/2028	378,446	400,478
8.50%, 07/01/2029 - 08/01/2029	70,596	75,951
9.50%, 02/01/2023	53,007	57,413
11.00%, 01/01/2016	79,076	85,148
11.25%, 02/01/2016	97,168	106,289
FNMA 15 year, 4.50%, TBA #	10,000,000	9,553,120
FNMA 30 year:
5.50%, TBA #	20,000,000	19,425,000
6.00%, TBA #	29,750,000	30,010,313
6.50%, TBA #	61,565,000	62,296,084
7.00%, TBA #	18,250,000	18,717,656

2

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.00%, 02/15/2009 - 08/20/2034	$5,971,114	$5,961,409
6.50%, 12/15/2025 - 09/20/2033	790,325	805,616
7.00%, 12/15/2022 - 05/15/2032	722,093	745,380
7.34%, 10/20/2021 - 09/20/2022	657,661	682,571
7.50%, 02/15/2022 - 06/15/2032	628,653	654,765
10.00%, 12/15/2018	72,757	80,346

		290,732,417

FLOATING-RATE 18.1%
FNMA:
3.82%, 11/01/2033 ##	8,549,924	8,785,133
4.81%, 06/01/2030	3,470,764	3,478,365
4.85%, 07/01/2032	5,371,604	5,433,304
4.98%, 11/01/2030	773,538	781,309
5.34%, 02/01/2032 - 07/01/2044 ##	26,795,399	27,225,053
5.39%, 09/01/2041 ##	12,671,989	12,787,967
5.41%, 06/01/2040 ##	7,018,366	7,089,135
5.54%, 06/01/2040 - 01/01/2041 ##	8,562,935	8,684,517
SBA:
5.125%, 03/25/2027 - 03/25/2035	4,604,695	4,577,665
5.16%, 10/25/2029 - 11/25/2029 ##	17,767,185	17,835,832

		96,678,280

Total Agency Mortgage-Backed Pass Through Securities (cost $384,549,099)		387,410,697

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 7.5%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,472,304	1,494,389
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	3,091,290	3,216,641
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	4,688,360	4,753,247
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	544,946	567,518
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,949,690	2,005,607
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	2,248,659	2,293,026
Ser. 2003-W6:
Class 3A, 6.50%, 09/25/2032 ##	6,771,710	6,878,635
Class F, 5.67%, 09/25/2042 ##	16,746,410	17,023,898
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,917,128	1,946,430

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $40,640,527)		40,179,391

ASSET-BACKED SECURITIES 0.4%
SLMA, Ser. 1998-1, Class A2, FRN, 5.80%, 10/25/2011 (cost $1,841,337)	1,828,481	1,844,349

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	117,805	118,442
Morgan Stanley Capital I, Inc., Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	32,886	32,892

Total Commercial Mortgage-Backed Securities (cost $165,578)		151,334

CORPORATE BONDS 1.6%
FINANCIALS 1.6%
Capital Markets 0.9%
Goldman Sachs Capital I, 6.35%, 02/15/2034 þ	5,000,000	4,795,945

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,648,176

Total Corporate Bonds (cost $9,185,000)		8,444,121

3

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.8%
FHLB:
3.625%, 11/14/2008 þ	$1,985,000	$1,916,105
4.00%, 11/28/2007	5,000,000	4,996,700
4.10%, 06/13/2008	5,000,000	4,899,345
4.625%, 07/18/2007	6,250,000	6,206,481
FHLMC:
2.85%, 02/23/2007 ##	8,000,000	7,886,104
3.875%, 06/15/2008 þ	5,550,000	5,416,783
5.05%, 03/30/2007 ##	14,000,000	13,950,916
5.80%, 09/02/2008	2,000,000	2,017,774
FNMA:
4.375%, 03/15/2013 þ	1,385,000	1,314,807
6.08%, 01/01/2019 ##	9,178,581	9,266,696

Total U.S. Government & Agency Obligations (cost $58,706,061)		57,871,711

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes, 4.125%, 08/15/2010 þ (cost $12,599,121)	12,500,000	12,148,450

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.7%
FIXED-RATE 3.7%
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	4,865,200
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,941,100
Residential Accredit Loans, Inc., Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	4,929,650

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $20,000,386)		19,735,950

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034 (cost $11,399,768)	11,433,712	11,083,612

YANKEE OBLIGATIONS-CORPORATE 2.6%
FINANCIALS 2.6%
Diversified Financial Services 2.6%
Preferred Term Securities, Ltd., FRN:
7.26%, 07/03/2032 144A	1,800,000	1,820,052
7.56%, 04/03/2032 144A	3,990,000	4,027,905
7.65%, 12/23/2031 144A	7,985,000	8,043,370

Total Yankee Obligations-Corporate (cost $13,906,580)		13,891,327

SHORT-TERM INVESTMENTS 26.6%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 18.1%
FNMA:
5.33%, 08/01/2006 † ##	46,426,702	46,426,702
5.35%, 09/01/2006 † #	50,866,000	50,635,167

		97,061,869

	Shares	Value

MUTUAL FUND SHARES 8.5%
Evergreen Institutional U.S. Government Money Market Fund ø ##	25,991,185	25,991,185
Navigator Prime Portfolio þþ	19,492,476	19,492,476

		45,483,661

Total Short-Term Investments (cost $142,545,530)		142,545,530

Total Investments (cost $844,989,378) 157.9%		844,732,243
Other Assets and Liabilities (57.9%)		(309,592,705)

Net Assets 100.0%		$535,139,538

4

EVERGREEN U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $844,989,378. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,677,320 and $4,934,455, respectively, with a net unrealized depreciation of $257,135.

5

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         September 27, 2006